Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance, Beginning of period at Sep. 30, 2014	$ 1,973,283	$ 133,323	$ 1,638,211	$ 706,149	$ 20,708	$ (525,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	160,316			160,316
Other comprehensive income (loss)	(20,355)				(20,355)
Dividends on common stock	(36,711)			(36,711)
Compensation expense related to common stock options	231		231
Proceeds from exercise of common stock options	2,070	129	1,941
Restricted stock expense	3,573	244	3,329
Treasury stock purchased	(126,728)					(126,728)
Balance, End of period at Sep. 30, 2015	1,955,679	133,696	1,643,712	829,754	353	(651,836)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,049			164,049
Other comprehensive income (loss)	(11,509)				(11,509)
Dividends on common stock	(49,926)			(49,926)
Compensation expense related to common stock options	90		90
Proceeds from exercise of common stock options	9,283	433	8,850
Restricted stock expense	3,659	179	3,480
Repurchase of stock warrants	(7,744)		(7,744)
Treasury stock purchased	(87,850)					(87,850)
Balance, End of period at Sep. 30, 2016	1,975,731	134,308	1,648,388	943,877	(11,156)	(739,686)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	173,532			173,532
Other comprehensive income (loss)	16,171				16,171
Dividends on common stock	(74,519)			(74,519)
Proceeds from exercise of common stock options	7,238	317	6,921
Restricted stock expense	5,909	105	5,804
Repurchase of stock warrants	0	228	(228)
Treasury stock purchased	(98,374)					(98,374)
Balance, End of period at Sep. 30, 2017	$ 2,005,688	$ 134,958	$ 1,660,885	$ 1,042,890	$ 5,015	$ (838,060)